THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA

ANNUAL REPORT
for the year ended September 30, 1995

[The American Funds Group(R)]

THE CASH MANAGEMENT TRUST OF AMERICA,
THE U.S. TREASURY MONEY FUND OF AMERICA
and THE TAX-EXEMPT MONEY FUND OF AMERICA have much in common. Each gives shareholders a way to earn income on cash reserves while seeking to preserve capital and maintain liquidity.

THE CASH MANAGEMENT TRUST OF AMERICA(R) seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through high-quality money market instruments.

THE U.S. TREASURY MONEY FUND OF AMERICA(SM)seeks to provide income on cash reserves, while preserving capital and maintaining liquidity, through investments in U.S. Treasury securities maturing in one year or less.

THE TAX-EXEMPT MONEY FUND OF AMERICA(SM) seeks to provide income free from federal taxes, while preserving capital and maintaining liquidity, through investments in high-quality municipal securities maturing in one year or less.

FOR CURRENT YIELDS, PLEASE CALL TOLL-FREE 800/421-8068.

ABOUT OUR COVER: Whether the goal is saving for a home, a vacation, a college education or a secure retirement, many shareholders consider their money market funds to be part of a diversified investment portfolio that also includes stocks and bonds.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. THE RETURN ON AN INVESTMENT IN THESE FUNDS WILL VARY. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON. THERE CAN BE NO ASSURANCE THAT THE FUNDS' NET ASSET VALUES WILL REMAIN CONSTANT AT $1.00.

Yields representing the 7 days ending each month, annualized, for the past fiscal year

                 The Cash           The U.S.              The
                 Management         Treasury Money        Tax-Exempt
                 Trust of           Fund of America       Money Fund of
                 America                                  America

10/94            4.40%              4.02%                 2.66%

11/94            4.63               4.33                  2.96

12/94            5.34               4.78                  3.75

1/95             5.35               4.85                  2.95

2/95             5.46               4.98                  3.45

3/95             5.57               5.15                  3.33

4/95             5.54               5.13                  3.54

5/95             5.52               5.07                  3.48

6/95             5.44               5.03                  3.14

7/95             5.31               4.98                  2.80

8/95             5.29               4.86                  3.00

9/95             5.26               4.86                  3.19


FELLOW SHAREHOLDERS:

As the direction of short-term interest rates shifted dramatically, the American Funds money market funds saw their yields rise and then fall during fiscal 1995. The end result, however, was that all three portfolios served as suitable investments for your cash reserves, offering stability of principal and annual income returns that outpaced inflation. Later, we will discuss the environment in which these results were produced.

For the 12 months ended September 30, THE CASH MANAGEMENT TRUST OF AMERICA'S income return was 5.34% with your monthly dividends reinvested, up from 3.10% in the previous fiscal year. By comparison, the rate of inflation was 2.54% in fiscal '95 as measured by the Consumer Price Index. As you can see by the listing that begins on page 4, 88% of the fund's assets is concentrated in top-quality commercial paper. Other investments may include federal agency discount notes, certificates of deposit and bankers' acceptances.

THE U.S. TREASURY MONEY FUND OF AMERICA'S income return for the 12 months through September 30 came to 4.89% with dividends reinvested. In fiscal '94, the fund reported an income return of 2.89% for the year. Because 100% of the fund's earnings is derived from investments in U.S. Treasury securities, all of the income paid by the fund is exempt from state and local taxes in many states.

THE TAX-EXEMPT MONEY FUND OF AMERICA produced a federally tax-free income return of 3.14% with dividends reinvested for the annual reporting period, up from the 1.98% reported the previous fiscal year. Investors in the maximum 39.6% federal tax bracket would have to earn a taxable return of 5.20% to equal the fund's 3.14% tax-free return. In the 28% bracket, the taxable equivalent would be 4.36%. Depending on where you live, a portion of the income you receive from this fund may also be exempt from state and local taxes.

THE INTEREST RATE ENVIRONMENT

While short-term interest rates and money market yields were on the rise at the start of fiscal 1995, the bond market began the year on a particularly wary note. It had just endured eight months of rising rates and plunging prices as the Federal Reserve tried to cool off a surging economy by steadily tightening short-term credit. The bond market braced for the possibility of another rate increase and, indeed, that is what happened. Once in November and then again in February, the Fed boosted the costs of borrowing for businesses and consumers by hiking short-term interest rates.

The yields on our money market funds, as you can see in the table on the facing page, reacted favorably to these moves since they typically mirror short-term interest rate trends. But, uncharacteristically, longer term bonds shrugged off the Fed's last two rate hikes and appeared to be positively influenced by other factors.

The results of last November's congressional elections encouraged bond investors to believe that the federal budget deficit might be reduced. Moreover, reports of moderate economic growth, continued low inflation and a slowdown in consumer spending reduced investors' fears of further interest rate increases, propelling a long, steady rise in bond prices throughout the spring. In July, the Federal Reserve cut the federal funds rate (the overnight loan rate between banks) a quarter of a percentage point in an attempt to stimulate economic growth - the first such easing in three years. This move reinforced the gradual descent of taxable money market yields.

CREDIT ANALYSIS

An important part of the responsibility of the funds' investment adviser, Capital Research and Management Company (CRMC), is the ongoing credit analysis of the issuers of commercial paper, certificates of deposit and tax-exempt money market instruments purchased by the funds. In performing this analysis, CRMC's credit analysts do not rely solely on information provided by the major credit rating services; rather, they do their own credit research, make their own judgments of creditworthiness, and present their recommendations for review and approval by CRMC's fixed-income investment committee. This process helps ensure an appropriately high level of quality among the holdings of each fund.

As you will see by some of the questions and answers on the pages that follow, our money market funds remain a convenient alternative for investors seeking relative safety and stability. We appreciate your continued confidence in us and look forward to providing you with more information in six months.

Cordially,

Paul G. Haaga, Jr.                           Abner D. Goldstine
Chairman of the Boards                       President

November 7, 1995

FREQUENTLY ASKED QUESTIONS ABOUT THE MONEY MARKET FUNDS IN THE AMERICAN FUNDS GROUP(R)

You already know that a money market fund can help you meet short-term and emergency needs, but did you know that it can also give a boost to a dollar cost averaging investment program? Or that it can help diversify a long-term investment portfolio?

Below, we answer some of the common questions shareholders have about their money market funds. For further information, you may wish to consult the following sources:

-  your securities dealer
-  your fund prospectus
-  American Funds Service Company, 800/421-0180
-  American FundsLine(R) (automated telephone response service),
   800/325-3590

(The services described here are subject to change or termination.)

Q. WHAT ARE THE CASH MANAGEMENT TRUST OF AMERICA, THE U.S. TREASURY MONEY FUND OF AMERICA AND THE TAX-EXEMPT MONEY FUND OF AMERICA?

A. They are three money market funds that each invest in different parts of the short-term securities market, but seek common goals: current income, capital preservation and liquidity (the ability to access your funds quickly). You can find a description of each of the funds' characteristics on the inside front cover of this report. Each of the funds declares dividends daily, and distributes the dividends once a month.

Q. IN WHAT DO THE FUNDS INVEST?

A. Each fund invests in high-quality, short-term, income-producing securities.

THE CASH MANAGEMENT TRUST OF AMERICA invests in:
- commercial paper (short-term "IOUs" issued by corporations)
-  certificates of deposit and bankers' acceptances
-  U.S. government securities
-  corporate bonds and notes

THE U.S. TREASURY MONEY FUND OF AMERICA invests in:
-  U.S. Treasury bills, notes and bonds

THE TAX-EXEMPT MONEY FUND OF AMERICA invests in:
- money market instruments issued by states or other public entities
- municipal securities, including tax anticipation notes, construction loan notes, municipal commercial paper and general obligation bonds

Q. HOW SAFE IS MY INVESTMENT?

A. Our policy is to invest in only the highest rated money market instruments. Since maintaining stability of principal is a key priority, we have never included so-called "derivative" instruments among any of the funds' holdings.

Each fund endeavors to maintain a net asset value of $1.00 per share, and all three have suc cessfully done so since they began operations.

Q. HOW - AND HOW OFTEN - MAY I WITHDRAW CASH FROM MY ACCOUNT?

A. You may withdraw all or any part of your investment from your account in any of the three money market funds at any time by: 1) simply writing a check (see the following section); 2) calling American FundsLine; 3) contacting your securities dealer; or 4) contacting American Funds Service Company. You can also set up an automatic withdrawal program and take out $50 or more four to 12 times a year, depending on your balance.

Q. WHAT IS THE CHECK-WRITING PRIVILEGE AND HOW DOES IT WORK? IS THERE A CHARGE FOR CHECK WRITING?

A. The funds offer a free service that allows you to write checks for $250 or more against your account. Your money continues to earn daily interest until checks clear the funds' bank in New York state. To request this service, please call American Funds Service Company.

Q. MAY I EXCHANGE MY MONEY MARKET FUND SHARES FOR SHARES OF OTHER FUNDS IN THE AMERICAN FUNDS GROUP?

A. Yes. Many shareholders use this service to gradually move some of their holdings into longer term investments in The American Funds Group. When done on a consistent schedule, this investment technique is known as dollar cost averaging (see the box below). A sales charge may apply when you purchase other fund shares.

Automatic exchanges can be made in amounts of $50 or more. You may also have dividends from any of the three money market funds reinvested (without sales charge) into any of the other American Funds - or vice versa. For details, and for certain restrictions that may apply, please call American Funds Service Company. Exchanges constitute a sale and purchase for tax purposes.

Q. HOW WILL I KNOW HOW MUCH I'M EARNING AT ANY GIVEN TIME?

A. For a current yield quotation, please call toll-free 800/421-8068. Yields are also listed in the newspaper once a week, typically on Fridays. You may check your share balance around the clock with American FundsLine.

Q. HOW CAN THE FUNDS PROVIDE DIVERSIFICATION IN MY INVESTMENT PORTFOLIO?

A. Many investment professionals believe that to meet long-term goals it is necessary to allocate assets among several different types of investments, including stocks, bonds and short-term savings vehicles such as money market funds. A money market fund's role in a long-term investment program is to add stability and balance and to provide a base from which funds can be moved into other investments.

The services described here are subject to change or termination.

{Side Bar]

Q. WHAT IS DOLLAR COST AVERAGING?

A. Dollar cost averaging is an investment program that lets you use stock or bond market volatility to your advantage. Here's how it works: You invest a consistent amount in a stock or bond fund at regular intervals, such as once a month or every quarter. Many shareholders use funds from their money market accounts to practice this technique. As the market rises and falls, you may be able to purchase shares at a lower average cost than the average share price. Why? Because you purchase more shares when prices are down and fewer when they're up.

When stock or bond share prices fluctuate...

 ...use dollar cost averaging to lower your average purchase price.

Total shares acquired:                      82.3
Total cost of shares:                       $1,200

Average share price during period:          $15.17
(Share price for each month added together
[$182] and divided by 12 investments)

Dollar cost averaging share price:          $14.58
($1,200 divided by 82.3 shares)

Obviously, this example greatly exaggerates the volatility of most investments
- but it does illustrate why the concept works. You should keep in mind that dollar cost averaging neither ensures a profit nor protects against loss, and its success depends largely on your willingness to continue purchases through periods of declining prices.
[End Side Bar}

The Cash Management Trust of America
Investment Portfolio - September 30, 1995

                                                                              Principal         Market

                                                           Yield at           Amount            Value

                                                           Acquisition        (000)             (000)





CERTIFICATES OF DEPOSIT - 10.21%

ABN-AMRO Bank, NV (Netherlands)

 5.780% October 24, 1995                                   5.75%              $10,000           $10,000

 5.750% November 6, 1995                                   5.68               30,000            30,002

Bank of Montreal

 5.760% October 11, 1995                                   5.77               45,000            45,000

Canadian Imperial Bank of Commerce

 5.700% November 16, 1995                                  5.70               20,000            20,000

 5.780% October 18, 1995                                   5.78               15,000            15,000

Morgan Guaranty Trust Co. of New York

 5.720% November 21, 1995                                  5.70               50,000            50,000

 5.720% November 22, 1995                                  5.70               20,000            20,001

National Westminster Bank PLC

 5.760% October 31, 1995                                   5.75               20,000            20,000

 5.690% November 21, 1995                                  5.74               20,000            19,998

 5.740% November 27, 1995                                  5.77               20,000            19,999

Societe Generale, Paris

 5.770% October 5, 1995                                    5.76               15,000            15,000

 5.770% October 6, 1995                                    5.76               5,000             5,000

 5.770% October 10, 1995                                   5.77               20,000            20,000

 5.740% November 15, 1995                                  5.70               10,000            10,000

Wells Fargo Bank

 6.000% October 2, 1995                                    6.00               5,763             5,763

                                                                                                -------

Total Certificates of Deposit                                                                   305,763



COMMERCIAL PAPER - 87.68%

A.I. Credit Corp.

 October 31, 1995                                          5.74               15,000            14,926

AIG Funding, Inc.

 October 19, 1995                                          5.73               46,700            46,560

 October 20, 1995                                          5.75               20,376            20,312

 October 31, 1995                                          5.74               17,880            17,792

American Express Credit Corp.

 October 3, 1995                                           5.75               10,000            9,995

 October 19, 1995                                          5.78               10,000            9,970

 November 9, 1995                                          5.75               15,000            14,905

 November 14, 1995                                         5.78               12,500            12,412

American General Corp.

 October 12, 1995                                          5.78               10,000            9,981

 November 3, 1995                                          5.74               15,000            14,919

 November 8, 1995                                          5.75               15,000            14,907

American General Financial Corp.

 October 6, 1995                                           5.76               20,000            19,982

American Telephone and Telegraph Co.

 October 27, 1995                                          5.74               40,000            39,829

Arco Coal Australia Inc.

 October 4, 1995*                                          5.76               20,875            20,862

Associates Corp. of North America

 October 2, 1995                                           6.61               59,120            59,098

Avco Financial Corp.

 October 4, 1995                                           5.76               25,000            24,985

Bank of Montreal Corp.

 October 16, 1995                                          5.78               20,000            19,949

Bell Atlantic Finacial Services Corp.

 October 23, 1995                                          5.73               25,000            24,909

 October 27, 1995                                          5.73               25,000            24,893

Beneficial Corp.

 October 12, 1995                                          5.77               30,000            29,944

 October 27, 1995                                          5.77               10,000            9,957

 November 20, 1995                                         5.78               20,000            19,838

Canadian Imperial Holdings Inc.

 November 1, 1995                                          5.75               25,000            24,873

 November 24, 1995                                         5.73               25,000            24,783

Chevron Oil Finance Co.

 October 5, 1995                                           5.74               25,000            24,980

 October 10, 1995                                          5.74               25,000            24,962

 October 11, 1995                                          5.74               25,000            24,956

 October 13, 1995                                          5.76               15,000            14,969

Chevron Transport Corp.

 October 3, 1995*                                          5.76               4,000             3,998

CIT Group Holdings Corp.

 October 4, 1995                                           5.76               20,000            19,987

 October 19, 1995                                          5.77               20,000            19,940

 November 3, 1995                                          5.75               40,000            39,784

Commercial Credit Co.

 October 25, 1995                                          5.76               30,000            29,881

 November 8, 1995                                          5.76               20,000            19,876

CPC International Inc.

 October 20, 1995*                                         5.77               15,800            15,750

John Deere Capital Corp.

 October 5, 1995                                           5.75               15,000            14,988

 October 12, 1995                                          5.78               25,000            24,952

 November 7, 1995                                          5.74               20,000            19,880

E.I. du Pont de Nemours & Co.

 October 5, 1995                                           5.73               50,000            49,962

 October 6, 1995                                           5.73               3,500             3,497

 October 17, 1995                                          5.74               15,000            14,961

 October 19, 1995                                          5.74               25,000            24,925

Emerson Electric Co.

 October 3, 1995                                           5.72               4,500             4,498

 October 26, 1995                                          5.73               22,771            22,678

 November 9, 1995                                          5.75               20,000            19,873

Exxon Imperial U.S. Inc.

 October 2, 1995*                                          5.74               18,142            18,136

Ford Motor Credit Co.

 October 3, 1995                                           5.76               6,900             6,897

 October 10, 1995                                          5.76               10,000            9,984

 October 13, 1995                                          5.76               15,000            14,969

 October 17, 1995                                          5.77               20,000            19,946

 November 8, 1995                                          5.75               20,000            19,876

 November 20, 1995                                         5.75               30,000            29,759

General Electric Capital Corp.

 October 2, 1995                                           5.75               15,000            14,995

 October 5, 1995                                           5.75               15,000            14,988

 October 6, 1995                                           5.75               25,000            24,976

 October 13, 1995                                          5.78               20,000            19,959

 November 1, 1995                                          5.76               20,000            19,899

 November 17, 1995                                         5.72               10,000            9,924

Glaxo Wellcome PLC

 October 20, 1995                                          5.78               15,000            14,952

 October 24, 1995*                                         5.75               10,000            9,963

 October 27, 1995*                                         5.77               8,800             8,762

H.J. Heinz Co.

 October 3, 1995                                           5.75               20,000            19,991

 October 20, 1995                                          5.73               9,000             8,972

 October 24, 1995                                          5.74               30,000            29,886

 November 6, 1995                                          5.78               16,000            15,906

Kimberly-Clark Corp.

 October 31, 1995                                          5.75               6,500             6,468

 November 8, 1995                                          5.79               20,000            19,875

Eli Lilly & Co.

 October 2, 1995                                           5.74               15,000            14,995

 October 11, 1995*                                         5.75               20,000            19,966

 October 13, 1995                                          5.78               13,000            12,973

 October 16, 1995                                          5.74               15,000            14,962

 October 17, 1995*                                         5.76               25,000            24,933

Motorola Inc.

 October 3, 1995                                           5.74               34,500            34,485

 October 23, 1995                                          5.73               30,000            29,891

National Rural Utilities

 Cooperative Finance Corp.

 October 10, 1995                                          5.76               20,000            19,969

 October 12, 1995                                          5.76               20,000            19,962

 October 18, 1995                                          5.76               10,000            9,973

 October 19, 1995                                          5.76               10,000            9,970

 October 23, 1995                                          5.76               10,000            9,964

PACCAR Financial Corp.

 October 3, 1995                                           5.76               11,400            11,395

 October 26, 1995                                          5.74               3,000             2,988

J.C. Penny Funding Corp.

 October 3, 1995                                           5.75               15,000            14,993

 October 18, 1995                                          5.76               15,000            14,957

 October 26, 1995                                          5.73               3,942             3,926

 October 30, 1995                                          5.74               20,000            19,905

 November 2, 1995                                          5.74               50,000            49,739

PepsiCo, Inc.

 October 6, 1995                                           5.74               29,300            29,272

 October 23, 1995                                          5.74               12,000            11,956

 October 25, 1995                                          5.71               3,300             3,288

 October 26, 1995                                          5.74               5,000             4,980

 November 3, 1995                                          5.73               15,400            15,317

 November 6, 1995                                          5.74               4,300             4,275

 November 13, 1995                                         5.79               20,000            19,860

Pfizer Inc.

 October 2, 1995*                                          5.74               17,116            17,112

 November 2, 1995*                                         5.73               30,000            29,844

Pitney Bowes Credit Corp.

 November 9, 1995                                          5.72               23,804            23,654

Procter & Gamble Co.

 November 9, 1995                                          5.74               20,000            19,873

Rockwell International Corp.

 November 13, 1995*                                        5.70               15,000            14,897

Safeco Credit Co. Inc.

 October 26, 1995                                          5.74               14,000            13,942

St. Paul Companies Inc.

October 4, 1995*                                           5.74               20,000            19,988

Shell Oil Co.

 October 11, 1995                                          5.76               20,000            19,936

 October 13, 1995                                          5.76               40,100            40,019

Societe Generale N.A. Inc.

 Octpber 20, 1995                                          5.77               20,000            19,937

Southwestern Bell Capital Corp.

 October 4, 1995                                           5.77               7,020             7,016

 October 10, 1995                                          5.77               4,585             4,578

 November 27, 1995                                         5.77               25,000            24,770

Southwestern Bell Telephone Co.

 October 5, 1995*                                          5.73               5,000             4,996

 October 25, 1995*                                         5.73               20,000            19,921

 November 15, 1995*                                        5.79               18,100            17,967

Texaco Inc.

 October 4, 1995                                           5.75               25,000            24,984

Toys "R" Us, Inc.

 October 2, 1995                                           5.73               30,000            29,991

 October 27, 1995                                          5.73               12,250            12,198

 November 7, 1995                                          5.75               23,000            22,862

UBS Finance (Deleware) Inc.

 October 2, 1995                                           6.50               100,000           99,965

United Parcel Service of America

 October 6, 1995                                           5.74               30,000            29,972

U S WEST Communications, Inc.

 October 23, 1995                                          5.73               24,500            24,411

 October 24, 1995                                          5.72               40,000            39,848

 November 3, 1995                                          5.74               36,000            35,806

Vermont American Corp.

 October 30, 1995*                                         5.74               35,504            35,336

Wal-Mart Stores, Inc.

 October 16, 1995                                          5.74               72,000            71,819

 October 20, 1995                                          5.75               20,000            19,937

 October 30, 1995                                          5.73               10,000            9,953

Xerox Corp.

 October 18, 1995                                          5.73               38,000            37,892

 October 19, 1995                                          5.75               5,000             4,985

 October 25, 1995                                          5.76               12,000            11,953

 October 26, 1995                                          5.75               9,000             8,963

 November 17, 1995                                         5.70               25,000            24,812

 November 28, 1995                                         5.76               10,000            9,907

Yale University

 October 30, 1995                                          5.75               15,000            14,930

                                                                                                --------

Total Commercial Paper                                                                          2,626,829



FEDERAL AGENCY DISCOUNT NOTES - 1.16%

Federal Home Loan Mortgage Corp.

 November 1, 1995                                          5.67               15,000            14,925

Federal National Mortgage Assn.

 November 2, 1995                                          5.67               20,000            19,897

                                                                                                ---------

Total Federal Agency Discount Notes                                                             34,822

                                                                                                ---------

Total Investment Securities

 (Cost: $2,967,416,000)                                                                         2,967,414

Excess of cash and receivables over

 payables                                                                                       28,358

                                                                                                ---------

Net Assets                                                                                      $2,995,772

                                                                                                =========


*Restricted securities requiring sale to institutional investors

See Notes to Financial Statements.


Cash Management Trust of America
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

at September 30, 1995                                     (dollars in             thousands)

----------------------------------------                  ------------            ------------

ASSETS:

Investment securities at market

 (COST: $2,967,416)                                                               $2,967,414

Cash                                                                              10,271

Receivables for-

 Sales of fund's shares                                   $36,941

 Accrued interest                                         1,255                   38,196

                                                          ------------            ------------

                                                                                  3,015,881

LIABILITIES:

Payables for-

 Repurchases of fund's shares                             17,931

 Dividends payable                                        833

 Management services                                      803

 Accrued expenses                                         542                     20,109

                                                          ------------            ------------

NET ASSETS AT SEPTEMBER 30, 1995-

 EQUIVALENT TO $1.00 PER SHARE ON

 2,995,758,720 SHARES OF BENEFICIAL

 INTEREST ISSUED AND OUTSTANDING;

 UNLIMITED SHARES AUTHORIZED                                                      $2,995,772

                                                                                  =============



STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 1995                     (dollars in             thousands)

                                                          ------------            ------------

INVESTMENT INCOME:

Income:

 Interest                                                                         $ 166,874



EXPENSES:

 Management services fee                                  $9,526

 Distribution expenses                                    2,083

 Transfer agent fee                                       3,759

 Reports to shareholders                                  212

 Registration statement and prospectus                    469

 Postage, stationery and supplies                         830

 Trustees' Fees                                           35

 Auditing and legal fees                                  50

 Custodian fee                                            85

 Taxes other than federal income tax                      46                      17,095

                                                          ------------            ------------

Net investment income                                                             149,779

                                                                                  ------------

UNREALIZED DEPRECIATION ON

 INVESTMENTS:

Net unrealized appreciaion

 (depreciation) on investments:

 Beginning of year                                        2

 End of year                                              (1)

                                                          ------------

  Net unrealized depreciation on

    investments                                                                   (3)

                                                                                  ------------

NET INCREASE IN NET ASSETS RESULTING

 FROM OPERATIONS                                                                  $149,776

                                                                                  ============





STATEMENT OF CHANGES IN NET

 ASSETS                                                   (dollars in             thousands)

----------------------------------------                  -------------           -------------

                                                          YEAR ENDED              SEPTEMBER 30



                                                          1995                    1994

OPERATIONS:                                               -------------           -------------

Net investment income                                     $  149,779              $ 74,177

NET UNREALIZED (DEPRECIATION)

 appreciation on investments                              (3)                     1

                                                          -------------           -------------

 NET INCREASE IN NET ASSETS

  resulting from operations                               149,776                 74,178

                                                          -------------           -------------

DIVIDENDS PAID TO SHAREHOLDERS                            (149,784)               (74,177)

                                                          -------------           -------------

Capital Share Transactions:

Proceeds from shares sold:

 8,806,146,594 AND 8,278,211,910

 shares, respectively                                     8,806,146               8,278,212

Proceeds from shares issued in

 reinvestment of net investment income

 dividends and distributions of net

 realized gain on investments:

 136,777,196 and 67,071,094 shares,

 respectively                                             136,777                 67,071

Cost of shares repurchased:

 8,684,653,956 and 7,547,398,432

 shares, respectively                                     (8,684,654)             (7,547,398)

                                                          -------------           -------------

 NET INCREASE IN NET ASSETS RESULTING

  from capital share transactions                         258,269                 797,885

                                                          -------------           -------------

TOTAL INCREASE IN NET ASSETS                              258,261                 797,886



NET ASSETS:

Beginning of year                                         2,737,511               1,939,625

                                                          -------------           -------------

End of year                                               $2,995,772              $2,737,511

                                                          =============           =============


See Notes to Financial Statements

Notes to Financial Statements

1. The Cash Management Trust of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     The fund uses the penny-rounding method of valuing its shares, in accordance with Securities and Exchange Commission (SEC) rules. This method permits the fund to maintain a constant net asset value of $1.00 per share, provided the market value of the fund$s shares does not deviate from $1.00 by more than one-half of 1% and the fund complies with other restrictions set forth in the SEC rules.

     Portfolio securities with 60 days or less to maturity are valued at
amortized cost, which approximates markrt value.    Portfolio securities with
original or remaining maturities in excess of 60 days are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at the mean of such prices for securities of comparable maturity, quality and type. The maturities of variable or floating rate instruments are deemed to be the time remaining until the next interest rate adjustment date. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Dividends are declared on a daily basis after the determination of the fund's net investment income and paid to shareholders on a monthly basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of September 30, 1995, unrealized depreciation for book and federal income tax purposes aggregated $1,000 which related to depreciated securities. There was no difference between book and tax realized gains on securities
transactions. for the year ended September 30, 1995.   The cost of portfolio
securities for book and federal income tax purposes was $2,967,416,000 at September 30, 1995.

3. The fee of $9,526,000 for investment management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.365% of the first $275 million of average net assets and 0.3285% of such assets in excess of $275 million.

     Pursuant to a Plan of Distribution with American Funds Distributors, Inc.
(AFD), the fund may expend up to 0.15% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended September 30, 1995, distribution expenses under the plan amounted to $2,083,000. As of September 30, 1995, accrued and unpaid distribution expenses were $111,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $3,759,000 under the terms of a contract that provides for transfer agency services to be performed for the fund.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of September 30, 1995, aggregate amounts deferred were $18,000.

     CRMC is owned by The Capital Group, Inc. AFS and AFD are wholly owned subsidiaries of CRMC. Certain of the Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. The fund made purchases and sales of investment securities of $62,785,691,000 and $62,715,642,000, respectively, during the year ended September 30, 1995.


PER-SHARE DATA AND RATIOS

                                                         Year         Ended         September    30


                                            ------       ------       ------        ------       ------

                                            1995         1994         1993          1992         1991

                                            ------       ------       ------        ------       ------

Net Asset Value, Beginning

 of Year......................              $1.00        $1.00        $1.00         $1.00        $1.00

                                            ------       ------       ------        ------       ------



INCOME FROM INVESTMENT

 Operations:

  Net investment income.......              .052         .031         .025          .036         .061

   Total income from investment             ------       ------       ------        ------       ------

    operations................              .052         .031         .025          .036         .061

                                            ------       ------       ------        ------       ------

LESS DISTRIBUTIONS:

 Dividends from net investment

  income......................              (0.052)      (0.031)      (0.025)       (0.036)      (0.061)

                                            ------       ------       ------        ------       ------

   Total distributions........              (0.052)      (0.031)      (0.025)       (0.036)      (0.061)

                                            ------       ------       ------        ------       ------

Net Asset Value, End of Year..              1.000        1.000        1.000         1.000        1.000

                                            ======       ======       ======        ======       ======

Total Return.................               5.34%        3.10%        2.57%         3.64%        6.26%



RATIOS/SUPPLEMENTAL DATA:

 Net assets, end of year (in

  millions)...................              $2,996       $2,738       $1,940        $2,090       $2,134

 Ratio of expenses to average

  net assets..................              .60%         .68%         .65%          .63%         .61%

 Ratio of net income to

  average net assets..........              5.21%        3.14%        2.57%         3.59%        6.12%


----------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of The Cash Management Trust of
America

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of The Cash Management Trust of America (the "Fund") at September 30, 1995, the results of its operations, the changes in its net assets and the per-share data and ratios for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Los Angeles, California
October 27, 1995


1995 TAX INFORMATION (UNAUDITED)

     We are required to advise you within 60 days of the fund$s fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year.

     Certain states may exempt from income taxation a portion of the dividends paid from net investment income if derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, none of the dividends paid by the fund from net investment income was derived from interest on direct U.S. Treasury obligations.

     Dividends and distributions received by retirement plans such as IRAs, Keogh plans, and 403(b) plans need not be reported as taxable income. However, many retirement trusts may need this information for their annual information reporting.

     SINCE THE AMOUNTS ABOVE ARE REPORTED FOR THE FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 1996 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR RESPECTIVE 1995 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.

THE CASH MANAGEMENT TRUST OF AMERICA

BOARD OF TRUSTEES

H. FREDERICK CHRISTIE
Palos Verdes Estates, California
Private investor; former President and Chief Executive Officer, The Mission Group; former President, Southern California Edison Company

DIANE C. CREEL
Long Beach, California
Chairwoman, Chief Executive Officer and President, The Earth Technology Corporation (environmental engineering)

MARTIN FENTON, JR.
San Diego, California
Chairman of the Board, Senior Resource Group, Inc.
(senior living centers management)

LEONARD R. FULLER
Los Angeles, California
President, Fuller & Company, Inc.
(financial management consulting)

ABNER D. GOLDSTINE
Los Angeles, California
President
Senior Vice President and Director,
Capital Research and Management Company

PAUL G. HAAGA, JR.
Los Angeles, California
Chairman of the Boards
Senior Vice President and Director,
Capital Research and Management Company

HERBERT HOOVER III
Pasadena, California
Private investor

RICHARD G. NEWMAN
Los Angeles, California
Chairman of the Board, President and Chief Executive Officer, AECOM Technology Corporation (architectural engineering)

PETER C. VALLI
Long Beach, California
Chairman of the Board and Chief Executive Officer, BW/IP
International, Inc. (industrial
manufacturing)

THE U.S. TREASURY MONEY FUND OF AMERICA

OTHER OFFICERS

NEIL L. LANGBERG
Los Angeles, California
Senior Vice President,
The Tax-Exempt Money Fund of America
Vice President-Investment Management Group, Capital Research and Management Company

TERESA S. COOK
Los Angeles, California
Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Senior Vice President-Investment Management Group, Capital Research and Management Company

MARY C. CREMIN
Brea, California
Vice President and Treasurer
Senior Vice President-Fund Business Management Group, Capital Research and Management Company

MICHAEL J. DOWNER
Los Angeles, California
Vice President
Senior Vice President-Fund Business Management Group,
Capital Research and Management Company

SARAH P. LUCAS
Los Angeles, California
Assistant Vice President,
The Cash Management Trust of America and
The U.S. Treasury Money Fund of America
Assistant Vice President-Investment Management Group, Capital Research and Management Company

JULIE F. WILLIAMS
Los Angeles, California
Secretary
Vice President-Fund Business Management Group,
Capital Research and Management Company

THE TAX-EXEMPT MONEY FUND OF AMERICA

KIMBERLY S. VERDICK
Los Angeles, California
Assistant Secretary
Assistant Vice President-Fund Business Management Group, Capital Research and Management Company

NYMIA M. CUCUECO
Brea, California
Assistant Treasurer,
The Tax-Exempt Money Fund of America
Vice President-Fund Business Management Group,
Capital Research and Management Company

ANTHONY W. HYNES, JR.
Brea, California
Assistant Treasurer
Vice President-Fund Business Management Group, Capital Research and Management Company

     Leonard Weil retired from the Board effective December 31, 1994. He has been a member of the Board of Trustees of The Cash Management Trust of America since December 15, 1987, and of the Boards of The U. S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America since their inceptions. The Trustees thank him for his many contributions to the funds.

     Diane Creel and Leonard Fuller were elected Trustees effective September 22, 1994.

OFFICES OF THE FUNDS AND OF THE INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92621-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
P.O. Box 2205
Brea, California 92622-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Morrison & Foerster
345 California Street
San Francisco, California 94104-2675

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
400 South Hope Street
Los Angeles, California 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR SECURITIES DEALER OR FINANCIAL PLANNER, OR CALL THE FUNDS' TRANSFER AGENT, TOLL-FREE, AT 800/421-0180.

This report is for the information of shareholders of The Cash Management Trust of America, The U.S. Treasury Money Fund of America and The Tax-Exempt Money Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds. If used as sales material after December 31, 1995, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA  W/GRS/2757
Lit. No. MMF-01-1195

[The American Funds Group(R)]